Borrowings and Debt Securities - Repayment Schedule of Borrowings and Debt Securities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	₩ 20,710,989	₩ 19,855,487
Debt Securities	112,057,858	113,975,000
Less than 1 year
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	17,557,122	16,447,973
Debt Securities	26,908,467	24,681,439
1~5 Years
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,488,840	1,649,696
Debt Securities	63,087,182	64,342,617
Over 5 Years
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,665,027	1,757,818
Debt Securities	₩ 22,062,209	₩ 24,950,944